Restatements of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Restatements of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited)

12. Restatements of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited)

The Company, while undergoing the audit of its consolidated financial statements for the year ended December 31, 2018, commenced an evaluation of its accounting in connection with the Merger for i) lock-up agreements entered into with the holders of the Notes (see Note 6), and ii) shares of common stock issued to Alpha Capital Anstalt and Palladium Capital Advisors (see Note 9, Service Based Common Stock). These agreements, which management originally deemed to be primarily equity in nature and would not be recognized as compensatory, were recorded as a debit and credit to additional paid in capital. On March 29, 2019, under the authority of the board of directors, the Company determined that these agreements should have been recorded as compensatory in nature which gives rise to an adjustment in the amount of $1,119,294 for the periods ended March 31, 2018, June 30, 2018, and September 30, 2018. Accordingly, the Company will restate those condensed consolidated interim financial statements and include the required disclosures.

The following tables sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Interim Balance Sheets at March 31, 2018, June 30, 2018, and September 30, 2018, had the adjustments been made in the corresponding quarters:

	March 31, 2018
	As reported	Adjustment	As restated
Additional paid in capital	$25,080,301	$1,119,294	$26,199,595
Accumulated deficit	$(12,966,338)	$(1,119,294)	$(14,085,632)

	June 30, 2018
	As reported	Adjustment	As restated
Additional paid in capital	$26,464,626	$1,119,294	$27,583,920
Accumulated deficit	$(17,275,449)	$(1,119,294)	$(18,394,743)

	September 30, 2018
	As reported	Adjustment	As restated
Additional paid in capital	$29,207,669	$1,119,294	$30,326,963
Accumulated deficit	$(21,623,262)	$(1,119,294)	$(22,742,556)

The following tables sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Interim Statement of Operations for the three months ended March 31, 2018, had the adjustments been made in the appropriate quarter:

	Three Months Ended March 31, 2018
	As reported	Adjustment	As restated
Selling, general and administrative expense	$3,067,608	$447,150	$3,514,758
Total operating expenses	$3,203,685	$447,150	$3,650,835
Operating loss	$(2,951,188)	$(447,150)	$(3,398,338)
Interest income (expense), net	$(410,253)	$(672,144)	$(1,082,397)
Net loss	$(3,361,411)	$(1,119,294)	$(4,480,735)
Net loss attributable to common stockholders	$-	$-	$-
Net loss per common shares, basic and diluted	$(3.33)	$(1.11)	$(4.44)

The following tables sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Interim Statements of Operations for the six months ended June 30, 2018 and nine months ended September 30, 2018, had the adjustments been made in the appropriate quarter:

	Six Months Ended June 30, 2018
	As reported	Adjustment	As restated
Selling, general and administrative expense	$7,101,731	$447,150	$7,548,881
Total operating expenses	$7,406,418	$447,150	$7,853,568
Operating loss	$(6,943,738)	$(447,150)	$(7,390,888)
Interest income (expense), net	$(409,953)	$(672,144)	$(1,082,097)
Net loss	$(7,353,691)	$(1,119,294)	$(8,472,985)
Net loss attributable to common stockholders	$(7,670,552)	$(1,119,294)	$(8,789,985)
Net loss per common shares, basic and diluted	$(6.57)	$(0.96)	$(7.53)

	Nine Months Ended September 30, 2018
	As reported	Adjustment	As restated
Selling, general and administrative expense	$10,426,604	$447,150	$10,873,754
Total operating expenses	$10,905,941	$447,150	$11,353,091
Operating loss	$(10,269,338)	$(447,150)	$(10,716,488)
Interest income (expense), net	$(413,076)	$(672,144)	$(1,085,220)
Net loss	$(10,682,464)	$(1,119,294)	$(11,801,758)
Net loss attributable to common stockholders	$(12,018,365)	$(1,119,294)	$(13,137,659)
Net loss per common shares, basic and diluted	$(9.52)	$(0.89)	$(10.41)